Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2012	2011
Goodwill
Carrying amount at beginning of year	$1,607.0	$1,612.3
Acquisitions and purchase price adjustments	—	—
Translation differences	3.8	(5.3)

Carrying amount at end of year	$1,610.8	$1,607.0

AMORTIZED INTANGIBLES	2012	2011
Gross carrying amount	$403.4	$393.6
Accumulated amortization	(307.2)	(284.4)

Carrying value	$96.2	$109.2